Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
The following table reports the compensation of our CEO and the average compensation of the other Named Executive Officers (non-CEO NEOs) as reported in the Summary Compensation Table for the past three fiscal years, as well as their “compensation actually paid” as calculated pursuant to SEC rules and certain performance measures required by the rules.

Fiscal Year (1)	Summary Compensation Table Total for CEO(2) ($)	Compensation “Actually Paid” to CEO(3) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(2) ($)	Average Compensation “Actually Paid” to Non-CEO NEOs(3) ($)	Value of Initial Fixed $100 Investments Based on:		Net Income ($ in thousands)(5)	Net Revenue ($ in thousands)(6)	Adjusted EBITDA* ($ in thousands)(6)
					Company Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(4) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)
2026	1,463,985	1,463,917	694,824	794,272	213.16	180.74	43,027	202,316	66,670
2025	1,734,903	1,578,051	611,423	65,219	167.00	140.44	43,406	181,621	52,126
2024	1,822,245	2,400,057	1,169,220	1,657,196	289.17	122.26	49,818	188,820	58,394
2023	1,339,208	2,488,616	602,344	1,140,988	191.89	95.06	27,127	169,997	34,295
2022	2,359,952	2,544,060	1,012,918	1,073,660	113.27	76.04	19,599	143,593	22,626

(1)
The CEO and non-CEO NEOs for each year reported were as follows: Richard Soloway (PEO); Kevin Buchel, Michael Carrieri, Stephen Spinelli (Non-CEO NEO’s). Andrew J. Vuono was a non-CEO NEO only for 2024 through 2026 due to being hired in June of 2024. Joseph Pipczynski was a non-CEO NEO only for 2026 due to being hired in January of 2026.

(2)	The 2026 Summary Compensation Table totals reflected are as reported for the CEO and the average of the non-CEO NEOs for each of the fiscal years ended June 30, 2026, 2025, 2024, 2023 and 2022.
(3)
Compensation Actually Paid: The dollar amounts reported in columns (c) and (e) represent the amount of compensation “actually paid” to the CEO and the average amount of compensation “actually paid” to the Non-CEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The following table details the applicable adjustments that were made to the CEO’s and the Non-CEO NEOs’ total compensation for each year to determine the compensation “actually paid” (all amounts are averages for the Non-CEO NEOs other than the CEO).

Fiscal Year(1)	Executives	Reported Summary Compensation Table (SCT) Total ($)	Option Award Adjustments		Total Compensation “Actually Paid” ($)
			Stock Option Awards Deducted from SCT Totals ($)	Stock Option Awards Added to Compensation “Actually Paid” ($)
		(a)	(b)	(c)	(d)
2026	CEO	1,463,985	(13,868)	13,800	1,463,917
	Non-CEO NEOs	694,824	(84,800)	184,248	794,272
2025	CEO	1,734,903	(156,852)	—	1,578,051
	Non-CEO NEOs	611,423	(546,204)	—	65,219
2024	CEO	1,822,245	—	577,812	2,400,057
	Non-CEO NEOs	1,169,220	(674,900)	1,162,876	1,657,196
2023	CEO	1,339,208	(133,600)	1,283,008	2,488,616
	Non-CEO NEOs	602,344	(111,333)	649,977	1,140,988
2022	CEO	2,359,952	(1,082,600)	1,266,708	2,544,060
	Non-CEO NEOs	1,012,918	(532,017)	592,759	1,073,660

(4)
The Company’s Total shareholder return (“TSR”) and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is determined based on the value of an initial fixed investment of $100 on June 30, 2021. The Peer Group TSR represents TSR of the Nasdaq Composite Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K.

(5)	Represents, in thousands, the amount of net income, reflected in the Company’s audited financial statements for the year indicated.
(6)
The Company has identified Net Revenues and Adjusted EBITDA* as our company-selected measure, as it represents the most important financial measure used to link compensation actually paid to the CEO and the non-CEO NEOs in 2026 to the Company’s performance. We define Adjusted EBITDA as GAAP net income plus income tax expense, net interest expense, non-cash stock-based expense, nonrecurring legal expense, other non-recurring income and depreciation and amortization expense. Nonrecurring Legal Expenses are legal fees that are determined not to be of a normal recuring nature and expenses necessary to operate the business.

Company Selected Measure Name	Net Revenues
Named Executive Officers, Footnote
(1)
The CEO and non-CEO NEOs for each year reported were as follows: Richard Soloway (PEO); Kevin Buchel, Michael Carrieri, Stephen Spinelli (Non-CEO NEO’s). Andrew J. Vuono was a non-CEO NEO only for 2024 through 2026 due to being hired in June of 2024. Joseph Pipczynski was a non-CEO NEO only for 2026 due to being hired in January of 2026.

Peer Group Issuers, Footnote
(4)
The Company’s Total shareholder return (“TSR”) and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is determined based on the value of an initial fixed investment of $100 on June 30, 2021. The Peer Group TSR represents TSR of the Nasdaq Composite Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 1,463,985	$ 1,734,903	$ 1,822,245	$ 1,339,208	$ 2,359,952
PEO Actually Paid Compensation Amount	$ 1,463,917	1,578,051	2,400,057	2,488,616	2,544,060
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid: The dollar amounts reported in columns (c) and (e) represent the amount of compensation “actually paid” to the CEO and the average amount of compensation “actually paid” to the Non-CEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The following table details the applicable adjustments that were made to the CEO’s and the Non-CEO NEOs’ total compensation for each year to determine the compensation “actually paid” (all amounts are averages for the Non-CEO NEOs other than the CEO).

Fiscal Year(1)	Executives	Reported Summary Compensation Table (SCT) Total ($)	Option Award Adjustments		Total Compensation “Actually Paid” ($)
			Stock Option Awards Deducted from SCT Totals ($)	Stock Option Awards Added to Compensation “Actually Paid” ($)
		(a)	(b)	(c)	(d)
2026	CEO	1,463,985	(13,868)	13,800	1,463,917
	Non-CEO NEOs	694,824	(84,800)	184,248	794,272
2025	CEO	1,734,903	(156,852)	—	1,578,051
	Non-CEO NEOs	611,423	(546,204)	—	65,219
2024	CEO	1,822,245	—	577,812	2,400,057
	Non-CEO NEOs	1,169,220	(674,900)	1,162,876	1,657,196
2023	CEO	1,339,208	(133,600)	1,283,008	2,488,616
	Non-CEO NEOs	602,344	(111,333)	649,977	1,140,988
2022	CEO	2,359,952	(1,082,600)	1,266,708	2,544,060
	Non-CEO NEOs	1,012,918	(532,017)	592,759	1,073,660

Non-PEO NEO Average Total Compensation Amount	$ 694,824	611,423	1,169,220	602,344	1,012,918
Non-PEO NEO Average Compensation Actually Paid Amount	$ 794,272	65,219	1,657,196	1,140,988	1,073,660
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid: The dollar amounts reported in columns (c) and (e) represent the amount of compensation “actually paid” to the CEO and the average amount of compensation “actually paid” to the Non-CEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The following table details the applicable adjustments that were made to the CEO’s and the Non-CEO NEOs’ total compensation for each year to determine the compensation “actually paid” (all amounts are averages for the Non-CEO NEOs other than the CEO).

Fiscal Year(1)	Executives	Reported Summary Compensation Table (SCT) Total ($)	Option Award Adjustments		Total Compensation “Actually Paid” ($)
			Stock Option Awards Deducted from SCT Totals ($)	Stock Option Awards Added to Compensation “Actually Paid” ($)
		(a)	(b)	(c)	(d)
2026	CEO	1,463,985	(13,868)	13,800	1,463,917
	Non-CEO NEOs	694,824	(84,800)	184,248	794,272
2025	CEO	1,734,903	(156,852)	—	1,578,051
	Non-CEO NEOs	611,423	(546,204)	—	65,219
2024	CEO	1,822,245	—	577,812	2,400,057
	Non-CEO NEOs	1,169,220	(674,900)	1,162,876	1,657,196
2023	CEO	1,339,208	(133,600)	1,283,008	2,488,616
	Non-CEO NEOs	602,344	(111,333)	649,977	1,140,988
2022	CEO	2,359,952	(1,082,600)	1,266,708	2,544,060
	Non-CEO NEOs	1,012,918	(532,017)	592,759	1,073,660

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 213.16	167	289.17	191.89	113.27
Peer Group Total Shareholder Return Amount	180.74	140.44	122.26	95.06	76.04
Net Income (Loss)	$ 43,027,000	$ 43,406,000	$ 49,818,000	$ 27,127,000	$ 19,599,000
Company Selected Measure Amount	202,316,000	181,621,000	188,820,000	169,997,000	143,593,000
PEO Name	Richard Soloway	Richard Soloway	Richard Soloway	Richard Soloway	Richard Soloway
Measure:: 1
Pay vs Performance Disclosure
Name	Net Revenues
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Performance Measure, Amount	66,670,000	52,126,000	58,394,000	34,295,000	22,626,000
Name	Adjusted EBITDA
Non-GAAP Measure Description	We define Adjusted EBITDA as GAAP net income plus income tax expense, net interest expense, non-cash stock-based expense, nonrecurring legal expense, other non-recurring income and depreciation and amortization expense. Nonrecurring Legal Expenses are legal fees that are determined not to be of a normal recuring nature and expenses necessary to operate the business.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,868)	$ (156,852)	$ 0	$ (133,600)	$ (1,082,600)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,800	0	577,812	1,283,008	1,266,708
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(84,800)	(546,204)	(674,900)	(111,333)	(532,017)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 184,248	$ 0	$ 1,162,876	$ 649,977	$ 592,759